Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Comprehensive income (CHF million)
Net income	313	2,414
Gains/(losses) on cash flow hedges	15	(17)
Foreign currency translation	(211)	768
Unrealized gains/(losses) on securities	15	(10)
Actuarial gains/(losses)	19	28
Net prior service cost	(1)	0
Other comprehensive income/(loss), net of tax	(163)	769
Comprehensive income/(loss)	150	3,183
Comprehensive income/(loss) attributable to noncontrolling interests	160	765
Comprehensive income/(loss) attributable to shareholders	(10)	2,418